SCOPE OF CONSOLIDATION - Divestments Narrative (Details) € in Millions, $ in Millions										3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 14, 2021 USD ($)	Apr. 14, 2021 EUR (€)	Dec. 09, 2020 USD ($) shares	Mar. 04, 2020	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Jun. 28, 2019 EUR (€)	Jun. 30, 2021 USD ($)	May 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 14, 2020 USD ($) capital_increase	Dec. 14, 2020 EUR (€) capital_increase	Jun. 30, 2019 EUR (€)	May 07, 2018 divestment_package
Disclosure of joint ventures [line items]
Percentage reduction in rental payments				50.00%
Number of capital increases | capital_increase															2	2
Total assets												$ 90,512	$ 82,052
Total liabilities												39,168	41,815
Carrying amount of interests in associates and joint ventures												10,319	6,817
Gain on disposal/derecognition												104	1,460	$ 101
Cash disposed												4	7	38
Gain on disposal												16	0	(4)
Reversal of impairment loss recognised in profit or loss			$ 660									218	133
Additional provisions, other provisions												1,176	953
Other
Disclosure of joint ventures [line items]
Additional provisions, other provisions												$ 278	29
Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			78,186,671
Proportion of ordinary shares held (in percent)			16.00%
Number of shares redeemable (in shares) | shares			58,327,300
Preference shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			583,273
Acciaierie d'Italia
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	62.00%	62.00%										62.00%
Global Chartering Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%
Global Chartering Limited | Other
Disclosure of joint ventures [line items]
Additional provisions, other provisions													126
Goodwill
Disclosure of joint ventures [line items]
Transfer to assets held for sale												$ 0	717
Goodwill | Europe
Disclosure of joint ventures [line items]
Transfer to assets held for sale												$ 0	45
AM Investco Italy S.r.l. | Disposal groups classified as held for sale
Disclosure of joint ventures [line items]
Investment amount	$ 476	€ 400									€ 680
Proportion of ownership interest in subsidiary sold (in percent)	50.00%	50.00%									60.00%
Proportion of ownership interest retained after additional investment (in percent)	38.00%	38.00%									40.00%
AM Investco Italy S.r.l. | Disposal groups classified as held for sale | Top of range
Disclosure of joint ventures [line items]
Purchase of interests in investments accounted for using equity method | €											€ 70
Acciaierie d'Italia | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Cash and cash equivalents pooling balances	$ 199
Total assets	4,639
Total liabilities	3,873
Carrying amount of interests in associates and joint ventures	1,205
Gain on disposal/derecognition	104
Reclassification of foreign exchange reserve	283
Goodwill	52
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed	0
Portion of consideration receivable consisting of cash and cash equivalents	0
Assigned receivables	$ 0
ArcelorMittal USA Divestment Business | Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			78,186,671
Consideration received, fair value of common stock			$ 1,020
Proportion of ordinary shares held (in percent)			16.00%
Number of shares redeemable (in shares) | shares			58,327,300
Value of shares redeemable, convertible share option			$ 761
ArcelorMittal USA Divestment Business | Preference shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			583,273
ArcelorMittal USA Divestment Business | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold (in percent)			100.00%
Total assets			$ 5,631
Total liabilities			5,542
Carrying amount of interests in associates and joint ventures			0
Gain on disposal/derecognition			1,460
Transaction cost on divestment of subsidiary			21
Working capital adjustments			50
Total consideration including receivable			2,219							$ 2,215
Portion of consideration received consisting of cash and cash equivalents			509
Portion of consideration received consisting of cash and cash equivalents, net of cash disposed			497
Cash disposed			7
Transaction cost paid related to cash consideration, divestment of subsidiary			5
Decrease in total consideration										$ 4
Decrease of post-employment benefit liabilities			3,200
Gain on disposal			1,460
Goodwill			672
Portion of consideration paid (received) consisting of cash and cash equivalents			(509)
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed			2,219
Portion of consideration receivable consisting of cash and cash equivalents			0
Assigned receivables			$ 0
ArcelorMittal Italia remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Total assets						$ 1,575
Total liabilities						1,287
Carrying amount of interests in associates and joint ventures						0
Gain on disposal/derecognition						72
Portion of consideration received consisting of cash and cash equivalents						694		$ 694	€ 610
Cash disposed						34
Goodwill						0
Number of divestment packages | divestment_package																		3
Escrow deposit						125											€ 110
Consideration received, including deferred consideration, net of escrow deposit						842	€ 740
Portion of consideration paid (received) consisting of cash and cash equivalents						(694)		$ (694)	€ (610)
Impairment loss														497
Consideration received						692
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed						518
Cash paid to joint venture						17
Portion of consideration receivable consisting of cash and cash equivalents						174								161
Assigned receivables						$ 404
Global Chartering Limited | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold (in percent)					50.00%
Total assets					$ 552									552
Total liabilities					540									540
Carrying amount of interests in associates and joint ventures					0									0
Gain on disposal/derecognition					29
Gain on disposal					29
Goodwill					0									0
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed					(4)
Portion of consideration receivable consisting of cash and cash equivalents					6
Assigned receivables					0									$ 0
Foreign exchange translation gain					$ 33
Decrease of right-of-use assets													390
Decrease of lease liabilities													$ 400
ArcelorMittal Italia S.p.A
Disclosure of joint ventures [line items]
Consideration payable related to put option															$ 135	€ 111